Share-Based Payments - Additional Information (Detail) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($) d shares	Oct. 31, 2020 CAD ($)	Oct. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, exercisable period	10 years
Number of business days extended | d	10
Common shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan	18,000,000	17,000,000
Share based compensations award tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Share based compensations award tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for future issuance | shares	129
Common shares issued as a result of the exercise of options | shares	115
Outstanding options	10,000,000
Available for issuance as options | shares	4
Common shares held under employee ownership plan	10,458,000	11,792,000	11,509,000
Other reserves for vested stock options recorded in equity	$ 111	$ 130
Weighted-average period recognition	2 years 7 days	2 years 3 days
SARs shares granted	1,876,000	1,594,000
Employee stock options [member] | Salaries and employee benefits [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 7	$ 6
Stock Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan	578,643	704,439
Share-based payment liability recognized for vested awards	$ 7	$ 2
Intrinsic value of liability recognized for vested SARs	7
Gain\benefit	1	3
Net gains (losses) arising from derivatives	12	5
Future unrecognized compensation cost for non-vested stock options	$ 6	$ 4
SARs shares granted	90,392	83,050
SARs shares vested	571,575	698,533
Other share-based payment plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment liability recognized for vested awards	$ 887	$ 534
Compensation expense	218	294
Net gains (loss) arising from derivatives	$ 306	$ (180)
Deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	1,496,911	1,239,755
Number of units vested	1,095,062	762,568
Directors' deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	245,138	253,960
Restricted share unit plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	4,342,698	3,641,678
Number of units vested	2,929,298	2,571,388
Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share based units outstanding	8,693,704	7,786,944
Number of share based units vested	6,467,053	5,982,171
Deferred performance plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	0	168,580
Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 74	$ 71
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date	Dec. 05, 2021
Bottom of range [member] | Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employer matching contribution	50.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date	Dec. 10, 2030
Top of range [member] | Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employer matching contribution	60.00%